Employee Benefits	6 Months Ended
Jun. 30, 2025
Employee Benefits [Abstract]
Employee Benefits
5.	Employee Benefits

	SIX MONTHS ENDED
	JUNE 30, 2025	JUNE 30, 2024
Salaries	1,263,331	1,159,881
Pension costs	122,232	102,793
Share based compensation expense	261,473	254,288
Other employee costs and social benefits	144,117	187,621
Recharged to related party	(397,840)	(285,706)
Total employee benefits	1,393,313	1,418,877

Salaries increased in the first six months ended June 30, 2025, primarily due to increased headcount and the depreciation of the US$ vs. the Swiss franc compared to the first six months ended June 30, 2024. Share based compensation includes expenses related to employee stock options of $224,440 in the first six months ended June 30, 2025, compared to $254,288 in the first six months ended June 30, 2024. No new stock options were granted in the six months ended June 30, 2025 (25,350 options in the corresponding six-month period in 2024). The exercise price of the options granted as share based compensation in 2024 under the Equity Incentive Plan was $1.57.

In consideration of the objectives of the Company’s Equity Incentive Plan, namely the motivation and retention of employees, the Company’s Compensation Committee decided on April 10, 2025 to align the exercise price of all outstanding stock options which had been issued under the Company’s Equity Incentive Plan up to 2024 and were held by active / currently employed members of the Company’s Board, Executive Management and staff. The strike price was thus reduced to $0.05 per common share, the closing price of the Company’s common shares on April 7, 2025; all other terms and conditions of the options remained unchanged. The modification concerned a total of 1,175,103 stock options. The modification increased the fair value of the stock options granted by $30,851, the incremental fair value is recognized over the remaining vesting period.

Overall, expenses for employee benefits decreased slightly in the first six months ended June 30, 2025, primarily due to higher amounts recharged for services to the associate Altamira Medica.